Contract liabilities (Tables)	12 Months Ended
Oct. 31, 2020
Contract liabilities [Abstract]
Contract Liabilities
	October 31, 2020	October 31, 2019
	$m	$m
Current	981.4	1,045.9
Non-current	117.2	149.9
	1,098.6	1,195.8